Derivative liabilities - Series A & B Convertible Preferred Shares (Details)																				12 Months Ended
	Aug. 15, 2025 $ / shares	Mar. 31, 2025 shares	Jan. 17, 2025 USD ($) shares	Jan. 14, 2025 $ / shares	Dec. 21, 2024 USD ($) shares	Oct. 08, 2024 shares	Sep. 16, 2024 $ / shares	Aug. 22, 2024 shares	Aug. 16, 2024 shares	Jan. 17, 2024 USD ($) shares	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Nov. 23, 2020 $ / shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 CAD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 CAD ($) shares	Aug. 31, 2023 USD ($)
Derivative Liabilities
Warrants exercise term	5 years			5 years 6 months			5 years				5 years		3 years	3 years	3 years	3 years	3 years	3 years	5 years			3 years	3 years
Exercise price of warrants | $ / shares	$ 2.5			$ 15			$ 112.5				$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 16,875			$ 1,417.5
Transaction costs | $																				$ 2,928,799		$ 183,449		$ 599,181
Number of shares converted		1				1		1
Pre-funded warrants
Derivative Liabilities
Exercise price of warrants | $ / shares																					$ 0.001
Securities issuance - warrants exchanged (in shares)																						48	48
Series A Convertible Preferred Shares
Derivative Liabilities
Number of warrants issued									2,124
Number of shares converted																				400	400
Convertible preferred shares																						650
Shares issued upon conversion of convertible preferred stock																				988	988	1,165	1,165
Securities issuance - warrants exchanged (in shares)									4,186
Gain (loss) from valuation of derivative financial instruments | $																					$ 325,295		$ (2,213,862)
Series A Convertible Preferred Shares | Pre-funded warrants
Derivative Liabilities
Securities issuance - warrants exchanged (in shares)									48
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares												1,000
Conversion price per share | $ / shares												$ 1,417.5
Threshold beneficial ownership percentage more than which conversion prohibited												4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price												80.00%
Number of trading days considered for average volume-weighted average price												5 days
Floor conversion price per share | $ / shares												$ 405
Number of warrants issued									2,124		2,124	1
Warrants exercise term												5 years
Exercise price of warrants | $ / shares												$ 1,417.5
Number of additional shares issued												1
Holding period of preferred shares												6 months
Number of shares issued during the period											3,000
Total cash consideration | $											$ 3,000,000
Transaction costs | $											$ 0											$ 452,398
Number of shares converted					1,950															400	400	650	650
Convertible preferred shares					4,821
Common Shares at a value | $					$ 71,784															$ 71,784
Shares issued upon conversion of convertible preferred stock																				988	988	1,165	1,165
Value of shares issued upon conversion of convertible preferred stock																				$ 100,610			$ 199,069
Securities issuance - warrants exchanged (in shares)									4,186
Gain (loss) from valuation of derivative financial instruments | $																						$ (1,261,296)
Accelerated amortization of the deferred loss during the period | $																				576,209
Derivatives | Series A Convertible Preferred Shares | Pre-funded warrants
Derivative Liabilities
Securities issuance - warrants exchanged (in shares)									48
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Stated value per share | $ / shares												$ 1,000
Conversion price per share | $ / shares												$ 1,417.5
Threshold beneficial ownership percentage more than which conversion prohibited												4.99%
Percentage of average volume-weighted average price of common shares during five trading days considered for conversion price												80.00%
Number of trading days considered for average volume-weighted average price												5 days
Floor conversion price per share | $ / shares												$ 405
Number of warrants issued										2,117		1
Warrants exercise term												5 years
Exercise price of warrants | $ / shares												$ 1,417.5
Total cash consideration | $										$ 3,000,000
Transaction costs | $																				0		676,621
Number of shares converted			3,000							3,000
Convertible preferred shares			7,408
Common Shares at a value | $			$ 136,298																	136,298
Gain (loss) from valuation of derivative financial instruments | $																				(1,482,319)		2,182,124
Accelerated amortization of the deferred loss during the period | $																				$ 580,881		$ 276,881